Segment Information (Narrative) (Details) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) Segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment Reporting [Abstract]
Number of segments | Segment									2
Segment Reporting Information [Line Items]
Total revenues	$ 9,304	$ 10,772	$ 8,833	$ 9,862	$ 10,585	$ 9,857	$ 9,252	$ 9,037	$ 38,771	$ 38,731	$ 35,300
Concentration risk, percentage									10.00%
U.S. | One U.S. Customer
Segment Reporting Information [Line Items]
Total revenues									$ 2,700	$ 2,800	$ 2,500
U.S. | One U.S. Customer | Premiums, universal life and investment-type product policy fees and other revenues
Segment Reporting Information [Line Items]
Concentration risk, percentage									10.00%	11.00%	10.00%